Citigroup Mortgage Loan Trust 2024-INV2 ABS-15G

Exhibit 99.1 - Schedule 6(b)

Exception Summary

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	1	0	0	0	0	1
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	3	0	0	0	0	3